ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

May 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	ALPS Variable Investment Trust (the “Trust”)
File Nos. 333-139186
811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information for all Portfolios of the Trust effective April 26, 2024 do not differ from those filed in Post-Effective Amendment No. 48 which was filed electronically via EDGAR on March 28, 2024.

Sincerely,

/s/ Benjamin Winograd
Benjamin Winograd
Assistant Secretary

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP